Consolidated Statements Of Cash Flows (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Cash Flows [Abstract]
Vesting period related to restricted stock awards, minimum (years)	3	3	3
Vesting period related to restricted stock awards, maximum (years)	7	7	7